Investment Objectives and Goals - Tuttle Capital Government Grift ETF	Oct. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital Government Grift ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tuttle Capital Government Grift ETF (the “Fund”) seeks capital appreciation.